Distribution Date:	09/17/21	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C14

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Commercial Mortgage Securities, Inc.
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 South Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-15	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20			trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61690GAA9	1.250000%	59,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690GAB7	2.916000%	295,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690GAC5	3.581000%	90,400,000.00	45,466,912.67	1,398,573.10	135,680.85	0.00	0.00	1,534,253.95	44,068,339.57	55.54%	30.00%
A-3	61690GAD3	3.669000%	173,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61690GAE1	3.787000%	160,000,000.00	54,961,636.20	0.00	173,449.76	0.00	0.00	173,449.76	54,961,636.20	55.54%	30.00%
A-5	61690GAF8	4.064000%	256,038,000.00	256,038,000.00	0.00	867,115.36	0.00	0.00	867,115.36	256,038,000.00	55.54%	30.00%
A-S	61690GAH4	4.384000%	114,593,000.00	114,593,000.00	0.00	418,646.43	0.00	0.00	418,646.43	114,593,000.00	41.19%	22.25%
B	61690GAJ0	5.027759%	81,324,000.00	81,324,000.00	0.00	340,731.25	0.00	0.00	340,731.25	81,324,000.00	31.01%	16.75%
C	61690GAL5	5.217759%	68,387,000.00	68,387,000.00	0.00	297,355.76	0.00	0.00	297,355.76	68,387,000.00	22.45%	12.13%
D	61690GAT8	5.217759%	66,538,000.00	66,538,000.00	0.00	289,316.06	0.00	0.00	289,316.06	66,538,000.00	14.12%	7.63%
E	61690GAW1	5.217759%	20,331,000.00	20,331,000.00	0.00	88,401.89	0.00	0.00	88,401.89	20,331,000.00	11.57%	6.25%
F	61690GAZ4	3.710000%	16,635,000.00	16,635,000.00	0.00	51,429.88	0.00	0.00	51,429.88	16,635,000.00	9.49%	5.13%
G	61690GBC4	3.710000%	12,938,000.00	12,938,000.00	0.00	39,999.98	0.00	0.00	39,999.98	12,938,000.00	7.87%	4.25%
H	61690GBF7	3.710000%	62,841,800.00	62,841,800.00	0.00	29,360.00	0.00	0.00	29,360.00	62,841,800.00	0.00%	0.00%
V	61690GBJ9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690GBM2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,478,625,802.00	800,054,348.87	1,398,573.10	2,731,487.22	0.00	0.00	4,130,060.32	798,655,775.77

Notional Certificates
X-A	61690GAG6	1.154853%	1,149,631,000.00	471,059,548.87	0.00	453,337.07	0.00	0.00	453,337.07	469,660,975.77
X-B	61690GAM3	0.190000%	81,324,000.00	81,324,000.00	0.00	12,876.30	0.00	0.00	12,876.30	81,324,000.00
X-C	61690GAQ4	1.507759%	92,414,800.00	92,414,800.00	0.00	116,116.07	0.00	0.00	116,116.07	92,414,800.00
Notional SubTotal			1,323,369,800.00	644,798,348.87	0.00	582,329.44	0.00	0.00	582,329.44	643,399,775.77

Deal Distribution Total					1,398,573.10	3,313,816.66	0.00	0.00	4,712,389.76

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690GAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690GAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690GAC5	502.95257378	15.47094137	1.50089436	0.00000000	0.00000000	0.00000000	0.00000000	16.97183573	487.48163241
A-3	61690GAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61690GAE1	343.51022625	0.00000000	1.08406100	0.00000000	0.00000000	0.00000000	0.00000000	1.08406100	343.51022625
A-5	61690GAF8	1,000.00000000	0.00000000	3.38666667	0.00000000	0.00000000	0.00000000	0.00000000	3.38666667	1,000.00000000
A-S	61690GAH4	1,000.00000000	0.00000000	3.65333336	0.00000000	0.00000000	0.00000000	0.00000000	3.65333336	1,000.00000000
B	61690GAJ0	1,000.00000000	0.00000000	4.18979944	0.00000000	0.00000000	0.00000000	0.00000000	4.18979944	1,000.00000000
C	61690GAL5	1,000.00000000	0.00000000	4.34813283	0.00000000	0.00000000	0.00000000	0.00000000	4.34813283	1,000.00000000
D	61690GAT8	1,000.00000000	0.00000000	4.34813280	0.00000000	0.00000000	0.00000000	0.00000000	4.34813280	1,000.00000000
E	61690GAW1	1,000.00000000	0.00000000	4.34813290	0.00000000	0.00000000	0.00000000	0.00000000	4.34813290	1,000.00000000
F	61690GAZ4	1,000.00000000	0.00000000	3.09166697	0.00000000	0.00000000	0.00000000	0.00000000	3.09166697	1,000.00000000
G	61690GBC4	1,000.00000000	0.00000000	3.09166641	0.00000000	0.00000000	0.00000000	0.00000000	3.09166641	1,000.00000000
H	61690GBF7	1,000.00000000	0.00000000	0.46720495	2.62446174	65.55536713	0.00000000	0.00000000	0.46720495	1,000.00000000
V	61690GBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690GBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690GAG6	409.74847483	0.00000000	0.39433268	0.00000000	0.00000000	0.00000000	0.00000000	0.39433268	408.53193396
X-B	61690GAM3	1,000.00000000	0.00000000	0.15833333	0.00000000	0.00000000	0.00000000	0.00000000	0.15833333	1,000.00000000
X-C	61690GAQ4	1,000.00000000	0.00000000	1.25646617	0.00000000	0.00000000	0.00000000	0.00000000	1.25646617	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	135,680.85	0.00	135,680.85	0.00	0.00	0.00	135,680.85	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	173,449.76	0.00	173,449.76	0.00	0.00	0.00	173,449.76	0.00
A-5	08/01/21 - 08/30/21	30	0.00	867,115.36	0.00	867,115.36	0.00	0.00	0.00	867,115.36	0.00
X-A	08/01/21 - 08/30/21	30	0.00	453,337.07	0.00	453,337.07	0.00	0.00	0.00	453,337.07	0.00
X-B	08/01/21 - 08/30/21	30	0.00	12,876.30	0.00	12,876.30	0.00	0.00	0.00	12,876.30	0.00
X-C	08/01/21 - 08/30/21	30	0.00	116,116.07	0.00	116,116.07	0.00	0.00	0.00	116,116.07	0.00
A-S	08/01/21 - 08/30/21	30	0.00	418,646.43	0.00	418,646.43	0.00	0.00	0.00	418,646.43	0.00
B	08/01/21 - 08/30/21	30	0.00	340,731.25	0.00	340,731.25	0.00	0.00	0.00	340,731.25	0.00
C	08/01/21 - 08/30/21	30	0.00	297,355.76	0.00	297,355.76	0.00	0.00	0.00	297,355.76	0.00
D	08/01/21 - 08/30/21	30	0.00	289,316.06	0.00	289,316.06	0.00	0.00	0.00	289,316.06	0.00
E	08/01/21 - 08/30/21	30	0.00	88,401.89	0.00	88,401.89	0.00	0.00	0.00	88,401.89	0.00
F	08/01/21 - 08/30/21	30	0.00	51,429.88	0.00	51,429.88	0.00	0.00	0.00	51,429.88	0.00
G	08/01/21 - 08/30/21	30	0.00	39,999.98	0.00	39,999.98	0.00	0.00	0.00	39,999.98	0.00
H	08/01/21 - 08/30/21	30	3,954,691.37	194,285.90	0.00	194,285.90	164,925.90	0.00	0.00	29,360.00	4,119,617.27
Totals			3,954,691.37	3,478,742.56	0.00	3,478,742.56	164,925.90	0.00	0.00	3,313,816.66	4,119,617.27

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61690GAH4	4.384000%	114,593,000.00	114,593,000.00	0.00	418,646.43	0.00	0.00	418,646.43	114,593,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61690GAJ0	5.027759%	81,324,000.00	81,324,000.00	0.00	340,731.25	0.00	0.00	340,731.25	81,324,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61690GAL5	5.217759%	68,387,000.00	68,387,000.00	0.00	297,355.76	0.00	0.00	297,355.76	68,387,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			264,304,000.03	264,304,000.00	0.00	1,056,733.44	0.00	0.00	1,056,733.44	264,304,000.00

Exchangeable Certificate Details
PST	61690GAK7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	4,712,389.76
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,495,285.58	Master Servicing Fee	13,778.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,632.78
Interest Adjustments	0.00	Trustee Fee	234.24
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	344.47
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	552.85
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,495,285.58	Total Fees	16,543.05

Principal		Expenses/Reimbursements
Scheduled Principal	1,398,573.10	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	137,984.71
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	26,941.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,398,573.10	Total Expenses/Reimbursements	164,925.90

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,313,816.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,398,573.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,712,389.76
Total Funds Collected	4,893,858.68	Total Funds Distributed	4,893,858.71

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	800,054,349.19	800,054,349.19	Beginning Certificate Balance	800,054,348.87
(-) Scheduled Principal Collections	1,398,573.10	1,398,573.10	(-) Principal Distributions	1,398,573.10
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	798,655,776.09	798,655,776.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	802,705,353.09	802,705,353.09	Ending Certificate Balance	798,655,775.77
Ending Actual Collateral Balance	801,447,363.38	801,447,363.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.32)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.32)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.22
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	34,950,445.39	4.38%	27	5.0958	NAP	Defeased	3	34,950,445.39	4.38%	27	5.0958	NAP
10,000,000 or less	24	154,325,262.33	19.32%	35	5.1813	1.349300	1.30 or less	12	315,926,914.92	39.56%	27	4.9552	0.000497
10,000,001 to 20,000,000	2	21,052,184.71	2.64%	28	5.2178	1.635730	1.31 - 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	5	128,659,180.32	16.11%	28	5.1407	0.984455	1.41 - 1.50	5	99,421,247.80	12.45%	28	5.3565	1.446438
30,000,001 to 40,000,000	2	69,924,393.43	8.76%	28	4.9613	1.887448	1.51 - 1.60	7	93,519,532.15	11.71%	38	5.0499	1.550818
40,000,001 to 50,000,000	3	138,228,130.79	17.31%	27	4.8980	0.199461	1.61 - 1.70	3	86,502,795.40	10.83%	27	5.2716	1.673456
50,000,001 to 60,000,000	2	115,639,594.72	14.48%	27	5.4510	1.566351	1.71 - 1.80	1	10,094,394.92	1.26%	27	5.2100	1.720000
60,000,001 to 70,000,000	1	63,997,219.14	8.01%	28	4.9000	3.343300	1.81 - 1.90	2	12,315,870.98	1.54%	29	5.4362	1.877780
70,000,001 to 80,000,000	1	71,879,365.26	9.00%	28	4.6610	(0.697400)	1.91 - 2.60	8	73,031,439.31	9.14%	31	5.0634	2.193542
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.61 - 2.70	0	0.00	0.00%	0	0.0000	0.000000
110,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.71 - 3.20	1	8,895,916.08	1.11%	28	5.0100	2.859600
120,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.21 - 3.70	1	63,997,219.14	8.01%	28	4.9000	3.343300
Totals	43	798,655,776.09	100.00%	29	5.0734	1.154298	3.71 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	43	798,655,776.09	100.00%	29	5.0734	1.154298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	34,950,445.39	4.38%	27	5.0958	NAP
							Defeased	3	34,950,445.39	4.38%	27	5.0958	NAP
Arizona	1	35,523,221.27	4.45%	27	4.8900	2.249100
							Industrial	1	6,684,751.07	0.84%	28	5.0900	2.212500
California	6	130,356,938.82	16.32%	29	4.9224	0.654069
							Lodging	9	167,115,211.52	20.92%	29	5.0316	(0.418683)
Florida	5	39,485,978.12	4.94%	28	5.2005	2.654960
							Mixed Use	3	19,290,638.92	2.42%	77	5.2409	1.790989
Georgia	1	115,639,594.72	14.48%	27	5.4510	1.448100
							Mobile Home Park	11	109,059,119.21	13.66%	28	4.8963	2.632874
Illinois	3	16,441,442.56	2.06%	28	5.2384	1.029872
							Multi-Family	7	95,224,526.03	11.92%	28	5.1638	1.092461
Indiana	3	74,415,315.01	9.32%	28	4.6691	(0.559700)
							Office	3	53,646,993.82	6.72%	27	4.9289	1.289759
Iowa	1	10,094,394.92	1.26%	27	5.2100	1.720000
							Other	1	115,639,594.72	14.48%	27	5.4510	1.448100
Louisiana	1	5,135,070.19	0.64%	27	5.2500	(0.104500)
							Retail	14	197,044,495.41	24.67%	28	4.9599	1.283864
Maryland	1	10,957,789.79	1.37%	28	5.2250	1.558100
							Totals	52	798,655,776.09	100.00%	29	5.0734	1.154298
Michigan	6	37,946,994.58	4.75%	28	4.9000	3.343300

Minnesota	2	16,832,634.25	2.11%	26	4.9813	(0.358515)

Missouri	1	48,712,523.90	6.10%	29	5.0700	0.142600

New Jersey	2	13,495,538.80	1.69%	28	5.0709	2.918129

New York	2	35,911,923.32	4.50%	52	5.3456	0.295980

North Carolina	3	16,672,931.27	2.09%	28	5.2465	1.482871

Ohio	2	12,513,107.91	1.57%	28	5.0752	1.494593

Pennsylvania	1	8,485,284.36	1.06%	28	5.1300	1.184700

Texas	5	83,451,211.23	10.45%	28	5.1110	1.152612

Virginia	3	51,633,435.67	6.47%	28	4.9215	1.667142

Totals	52	798,655,776.09	100.00%	29	5.0734	1.154298

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	34,950,445.39	4.38%	27	5.0958	NAP	Defeased	3	34,950,445.39	4.38%	27	5.0958	NAP
	4.500% or less	1	47,598,128.03	5.96%	25	4.3900	1.103400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	9	242,891,605.46	30.41%	28	4.8314	1.354760	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	27	454,868,007.12	56.95%	30	5.2520	1.003596	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	3	18,347,590.09	2.30%	29	5.5780	1.948918	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	798,655,776.09	100.00%	29	5.0734	1.154298	49 months or greater	40	763,705,330.70	95.62%	29	5.0723	1.144213
								Totals	43	798,655,776.09	100.00%	29	5.0734	1.154298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	34,950,445.39	4.38%	27	5.0958	NAP	Defeased	3	34,950,445.39	4.38%	27	5.0958	NAP
	78 months or less	38	752,244,436.32	94.19%	28	5.0676	1.135309	Interest Only	2	11,850,000.00	1.48%	27	4.8857	1.884609
79 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	5	125,993,918.44	15.78%	27	5.4443	1.502264
115 months to 174 months		1	7,880,178.48	0.99%	146	5.3300	1.609600	231 months to 300 months	32	622,280,696.36	77.92%	29	4.9981	1.052748
	175 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	795,075,060.19	99.55%	29	5.0714	1.150532	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	795,075,060.19	99.55%	29	5.0714	1.150532
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	34,950,445.39	4.38%	27	5.0958	NAP	230 months or less	1	3,580,715.90	0.45%	88	5.5000	1.990600
Underwriter's Information		1	57,819,797.36	7.24%	27	5.4510	1.684603	231 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	654,949,273.49	82.01%	29	5.0385	1.168164	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	2	50,936,259.85	6.38%	29	5.0774	0.222825	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	3,580,715.90	0.45%	88	5.5000	1.990600
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	798,655,776.09	100.00%	29	5.0734	1.154298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	310922004	98	Atlanta	GA	Actual/360	5.45125%	272,132.07	155,683.21	0.00	N/A	12/01/23	--	57,975,480.57	57,819,797.36	09/01/21
1B	300801012				Actual/360	5.45125%	272,132.07	155,683.21	0.00	N/A	12/01/23	--	57,975,480.57	57,819,797.36	09/01/21
5	301581005	LO	Indianapolis	IN	Actual/360	4.66125%	288,892.48	98,329.74	0.00	N/A	01/01/24	--	71,977,695.00	71,879,365.26	09/01/21
6	301581006	MH	Various	Various	Actual/360	4.90025%	270,438.16	96,090.53	0.00	N/A	01/01/24	--	64,093,309.67	63,997,219.14	09/01/21
7	301581007	MF	Columbia	MO	Actual/360	5.07025%	212,936.48	60,864.09	0.00	N/A	02/01/24	--	48,773,387.99	48,712,523.90	11/01/18
8	453000193	RT	San Francisco	CA	Actual/360	4.39025%	180,198.34	69,886.85	0.00	N/A	10/01/23	--	47,668,014.88	47,598,128.03	09/01/21
10	300801015	LO	San Francisco	CA	Actual/360	5.27525%	190,672.00	58,518.36	0.00	N/A	01/01/24	--	41,975,997.22	41,917,478.86	09/01/21
11	1341390	OF	Tempe	AZ	Actual/360	4.89025%	149,844.29	62,203.34	0.00	N/A	12/01/23	--	35,585,424.61	35,523,221.27	09/01/21
12	301581012	RT	Houston	TX	Actual/360	5.03525%	149,369.96	50,046.24	0.00	N/A	02/01/24	--	34,451,218.40	34,401,172.16	09/01/21
14	301581014	RT	Round Rock	TX	Actual/360	5.23025%	132,951.22	48,316.46	0.00	N/A	01/01/24	--	29,521,026.92	29,472,710.46	02/01/21
15	301581015	LO	Jamaica	NY	Actual/360	5.35025%	129,367.93	49,324.45	0.00	N/A	11/01/23	--	28,081,069.29	28,031,744.84	09/01/21
16	301581016	RT	Garden Grove	CA	Actual/360	5.24625%	118,048.78	39,258.67	0.00	N/A	02/01/24	--	26,132,083.62	26,092,824.95	09/01/21
18	301581018	MH	Chester	VA	Actual/360	4.89125%	102,236.27	45,477.13	0.00	N/A	01/01/24	--	24,274,379.16	24,228,902.03	09/01/21
20	301581020	MH	Virginia Beach	VA	Actual/360	4.89125%	87,907.89	39,335.27	0.00	N/A	12/01/23	--	20,872,333.31	20,832,998.04	09/01/21
21	301581021	RT	Sherman Oaks	CA	Actual/360	5.01225%	98,721.10	29,217.05	0.00	N/A	12/01/23	--	22,873,875.34	22,844,658.29	09/01/21
25	301581025	MF	Tampa	FL	Actual/360	5.56025%	37,767.08	13,101.69	0.00	N/A	02/01/24	--	7,888,228.06	7,875,126.37	09/01/21
26	301581026	MF	Tampa	FL	Actual/360	5.56025%	35,857.51	12,439.24	0.00	N/A	02/01/24	--	7,489,385.38	7,476,946.14	09/01/21
28	301581028	RT	Columbia	MD	Actual/360	5.22525%	49,389.92	19,442.11	0.00	N/A	01/01/24	--	10,977,231.90	10,957,789.79	09/01/21
29	1341346	LO	Various	IL	Actual/360	5.34025%	44,942.56	16,972.27	0.00	N/A	01/01/24	--	9,773,663.76	9,756,691.49	06/01/21
30	301581030	MF	Cedar Falls	IA	Actual/360	5.21025%	45,342.92	12,378.60	0.00	N/A	12/01/23	--	10,106,773.52	10,094,394.92	09/01/21
31	301581031	OF	Spring	TX	Actual/360	5.01025%	39,509.39	16,921.07	0.00	N/A	12/01/23	--	9,158,059.37	9,141,138.30	09/01/21
32	301581032	MF	Jacksonville	FL	Actual/360	5.01025%	38,449.08	16,369.08	0.00	N/A	01/01/24	--	8,912,285.16	8,895,916.08	09/01/21
33	301581033	OF	Minneapolis	MN	Actual/360	5.00025%	38,737.27	14,408.07	0.00	N/A	11/01/23	--	8,997,042.32	8,982,634.25	10/01/18
34	1341005	RT	Aldan Borough	PA	Actual/360	5.13025%	37,541.72	13,124.18	0.00	N/A	01/01/24	--	8,498,408.54	8,485,284.36	09/01/21
36	1340673	MU	New York	NY	Actual/360	5.33025%	36,231.69	13,913.53	0.00	N/A	11/01/33	--	7,894,092.01	7,880,178.48	09/01/21
37	301581037	RT	Lake Forest	CA	Actual/360	5.03025%	31,103.09	13,066.75	0.00	N/A	02/01/24	--	7,180,857.83	7,167,791.08	09/01/21
39	301581039	RT	Roseville	MN	Actual/360	4.96025%	33,528.22	0.00	0.00	N/A	12/01/23	--	7,850,000.00	7,850,000.00	09/01/21
40	301581040	LO	Pinehurst	NC	Actual/360	5.28025%	31,035.77	11,904.14	0.00	N/A	02/01/24	--	6,826,049.12	6,814,144.98	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
41	1341297	IN	Skokie	IL	Actual/360	5.09025%	29,352.83	12,135.83	0.00	N/A	01/01/24	--	6,696,886.90	6,684,751.07	09/01/21
42	301581042	MU	Virginia Beach	VA	Actual/360	5.13125%	29,087.45	11,776.77	0.00	N/A	02/01/24	--	6,583,312.37	6,571,535.60	09/01/21
43	301581043	MF	Charlotte	NC	Actual/360	5.21025%	29,538.58	11,691.08	0.00	N/A	01/01/24	--	6,584,044.23	6,572,353.15	09/01/21
44	301581044	RT	Holland	OH	Actual/360	5.08025%	28,713.97	11,915.14	0.00	N/A	01/01/24	--	6,564,027.08	6,552,111.94	09/01/21
45	301581045	RT	Delray Beach	FL	Actual/360	5.30025%	26,968.04	15,938.80	0.00	N/A	02/01/24	--	5,909,005.41	5,893,066.61	09/01/21
47	301581047	RT	Findlay	OH	Actual/360	5.07025%	26,072.12	10,858.49	0.00	N/A	01/01/24	--	5,971,854.46	5,960,995.97	09/01/21
48	301581048	MF	Tucson	AZ	Actual/360	5.21025%	27,915.15	9,466.41	0.00	N/A	10/01/23	--	6,222,186.90	6,212,720.49	09/01/21
49	301581049	MF	Texarkana	TX	Actual/360	5.00025%	24,141.01	9,678.75	0.00	N/A	11/01/23	--	5,606,944.22	5,597,265.47	09/01/21
50	1341222	LO	New Orleans	LA	Actual/360	5.25025%	23,278.88	14,174.10	0.00	N/A	12/01/23	--	5,149,244.29	5,135,070.19	09/01/21
52	1341374	LO	Livermore	CA	Actual/360	5.50025%	17,109.82	31,915.19	0.00	N/A	01/01/29	--	3,612,631.09	3,580,715.90	09/01/21
53	301581053	MU	Austin	TX	Actual/360	5.24525%	21,890.87	7,911.41	0.00	N/A	01/01/24	--	4,846,836.25	4,838,924.84	09/01/21
55	301581055	RT	Vacaville	CA	Actual/360	4.74025%	16,326.67	0.00	0.00	N/A	12/01/23	--	4,000,000.00	4,000,000.00	09/01/21
56	1341193	RT	Elkin	NC	Actual/360	5.25025%	14,880.02	4,999.31	0.00	N/A	12/01/23	--	3,291,432.45	3,286,433.14	08/01/21
57	301581057	RT	Paterson	NJ	Actual/360	5.67025%	14,663.38	7,734.26	0.00	N/A	02/01/24	--	3,003,251.84	2,995,517.58	09/01/21
58	1341521	RT	Orlando	FL	Actual/360	5.24025%	10,061.53	6,102.23	0.00	N/A	01/01/24	--	2,229,838.18	2,223,735.95	09/01/21
Totals							3,495,285.58	1,398,573.10	0.00				800,054,349.19	798,655,776.09
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	68,258,495.62	31,256,343.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(2,092,001.00)	(4,359,732.00)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,355,452.18	3,718,530.65	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(645,037.00)	140,791.00	01/01/20	03/31/20	09/13/21	27,220,902.77	3,146,331.68	154,428.29	5,968,470.25	769,127.12	0.00
8	13,060,010.67	6,464,182.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(3,809,987.60)	(4,318,233.96)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,772,136.00	3,136,617.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,401,388.91	1,890,577.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,584,368.00	0.00	--	--	06/11/21	0.00	0.00	180,662.92	1,265,379.43	1,972.98	0.00
15	330,212.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,884,657.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,789,511.13	712,032.93	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,484,538.14	639,815.48	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,408,026.28	351,198.51	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,150,058.87	290,053.08	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,274,097.00	673,565.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,311,176.00	163,167.67	10/01/19	09/30/20	--	0.00	0.00	61,714.61	185,244.07	198,752.45	0.00
30	1,285,950.00	625,221.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,008,368.00	398,001.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,730,936.57	980,150.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	21,442.29	0.00	--	--	08/11/21	4,573,243.35	214,145.50	33,349.44	1,649,593.55	261,007.30	0.00
34	1,098,807.81	199,976.20	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	978,169.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	769,945.19	428,361.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	633,600.00	644,606.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	349,130.68	489,481.68	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	915,968.37	602,292.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	990,004.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	967,831.25	551,982.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	1,914.98	0.00
44	779,797.00	391,900.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	805,597.27	182,467.15	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	494,443.02	334,295.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	(28,156.14)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	780,471.29	1,339,933.29	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	594,667.47	360,318.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	573,823.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	398,863.34	202,461.35	01/01/21	06/30/21	--	0.00	0.00	19,822.64	19,822.64	399.09	0.00
57	396,414.10	198,207.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	386,180.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	128,875,534.37	49,262,388.41				31,794,146.12	3,360,477.18	449,977.89	9,088,509.94	1,233,173.92	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	1	9,756,691.49	3	87,167,868.61	0	0.00	3	87,167,868.61	0	0.00	0	0.00	0	0.00	5.073361%	5.010234%	29
08/17/21	1	9,773,663.76	0	0.00	3	87,291,457.23	0	0.00	3	87,291,457.23	0	0.00	0	0.00	0	0.00	5.073457%	5.010339%	30
07/16/21	0	0.00	1	9,790,558.34	3	87,414,502.89	0	0.00	3	87,414,502.89	0	0.00	0	0.00	0	0.00	5.073552%	5.010443%	31
06/17/21	1	9,808,823.90	0	0.00	3	87,549,397.34	0	0.00	2	57,928,102.39	0	0.00	0	0.00	0	0.00	5.073650%	5.010549%	32
05/17/21	0	0.00	2	39,494,502.78	2	58,002,364.62	0	0.00	2	58,002,364.62	0	0.00	0	0.00	0	0.00	5.073743%	5.010652%	33
04/16/21	2	39,564,348.34	0	0.00	2	58,084,432.11	0	0.00	2	58,084,432.11	0	0.00	0	0.00	0	0.00	5.073838%	5.010756%	34
03/17/21	1	29,767,884.99	1	9,860,242.20	2	58,158,016.57	0	0.00	2	58,158,016.57	0	0.00	0	0.00	0	0.00	5.073930%	5.010857%	35
02/18/21	1	29,827,819.73	1	9,881,117.46	2	58,255,735.51	0	0.00	2	58,255,735.51	0	0.00	0	0.00	0	0.00	5.074030%	5.010964%	36
01/15/21	2	39,772,064.27	1	6,650,601.39	2	58,328,577.24	0	0.00	2	58,328,577.24	0	0.00	0	0.00	0	0.00	5.074120%	5.011063%	37
12/17/20	2	36,583,146.52	1	9,913,847.84	2	58,401,103.18	1	49,284,811.76	1	9,116,291.42	0	0.00	0	0.00	0	0.00	5.074209%	5.011161%	38
11/18/20	2	39,903,267.17	0	0.00	2	58,481,497.42	1	49,350,108.12	1	9,131,389.30	0	0.00	0	0.00	0	0.00	5.074300%	5.011260%	39
10/19/20	1	30,017,779.25	1	9,947,739.01	2	58,553,360.37	1	49,408,200.72	1	9,145,159.65	1	48,387,021.01	0	0.00	3	173,994,982.37	5.074387%	5.011356%	40
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	301581007	11/01/18	33	6	154,428.29	5,968,470.25	1,084,158.26	50,600,000.00	11/08/17	7			12/23/20
14	301581014	02/01/21	6	6	180,662.92	1,265,379.43	11,833.04	29,827,819.73	06/04/20	7			05/04/21
29	1341346	06/01/21	2	2	61,714.61	185,244.07	200,854.45	9,808,823.90	08/26/20	2
33	301581033	10/01/18	34	6	33,349.44	1,649,593.55	1,555,275.13	9,474,504.45	07/31/18	7			07/29/19
56	1341193	08/01/21	0	A	19,822.64	19,822.64	399.09	3,291,432.45
Totals					449,977.89	9,088,509.94	2,852,519.97	103,002,580.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		787,194,882	690,270,322	9,756,691		87,167,869
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		11,460,894	11,460,894	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	798,655,776	701,731,216	0	9,756,691	0	87,167,869
Aug-21	800,054,349	702,989,228	9,773,664	0	0	87,291,457
Jul-21	801,446,773	704,241,712	0	9,790,558	0	87,414,503
Jun-21	802,944,143	705,585,922	9,808,824	0	29,621,295	57,928,102
May-21	804,323,865	706,826,998	0	39,494,503	0	58,002,365
Apr-21	805,808,995	708,160,214	39,564,348	0	0	58,084,432
Mar-21	807,176,125	709,389,982	29,767,885	9,860,242	0	58,158,017
Feb-21	808,872,968	710,908,296	29,827,820	9,881,117	0	58,255,736
Jan-21	810,226,638	705,475,396	39,772,064	6,650,601	0	58,328,577
Dec-20	811,574,357	706,676,260	36,583,147	9,913,848	0	58,401,103
Nov-20	813,028,649	714,643,884	39,903,267	0	49,350,108	9,131,389
Oct-20	814,364,053	715,845,174	30,017,779	9,947,739	49,408,201	9,145,160
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	301581007	48,712,523.90	50,600,000.00	35,200,000.00	08/09/21	117,166.00	0.14260	03/31/20	02/01/24	268
14	301581014	29,472,710.46	29,827,819.73	40,200,000.00	06/03/21	1,360,952.00	0.62560	12/31/20	01/01/24	268
15	301581015	28,031,744.84	28,031,744.84	52,400,000.00	08/27/13	(157,266.00)	(0.07330)	12/31/20	11/01/23	265
29	1341346	9,756,691.49	9,808,823.90	18,800,000.00	10/01/13	163,167.67	0.21960	09/30/20	01/01/24	267
33	301581033	8,982,634.25	9,474,504.45	8,700,000.00	05/20/21	(1,334,235.71)	(2.09210)	12/31/20	11/01/23	268
Totals		124,956,304.94	127,742,892.92	155,300,000.00		149,783.96

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	301581007	MF	MO	11/08/17	7
	Foreclosure occurred on 12/23/20. Special Servicer is currently developing business plan. Property is 93% pre-leased for AY 21-22 as of 8/30/21. Resolution projected by 11/30/21.

14	301581014	RT	TX	06/04/20	7
	Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. Property became REO in May 2021 via foreclosure. Current BP calls for a Q2 2023 sale.

15	301581015	LO	NY	06/04/20	13
	Borrower withdrew request for COVID relief. Lender approved a PPP loan. File is being returned to the master servicer after cash management is set up.

29	1341346	LO	IL	08/26/20	2
	The Loan is currently in payment default. Special Servicer is pursuing a foreclosure strategy.

33	301581033	OF	MN	07/31/18	7

Foreclosure sale occurred on May 28, 2019. Lender was successful bidder at the foreclosure auction and redemption period expired on 7/29/19. Receivership has transitioned to direct property manager now that the redemption period has

	expired. REO busines s plan calls for a lease up strategy with a disposition in June 2023. Common area improvements and roof replacement have been completed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	453000193	48,459,824.01	4.39003%	48,459,824.01 4.39003%		10	09/17/20	04/23/20	09/11/20
40	301581040	6,971,641.47	5.28003%	6,971,641.47 5.28003%		10	08/04/20	08/01/20	09/11/20
44	301581044	6,709,396.70	5.08003%	6,709,396.70 5.08003%		10	07/29/20	08/01/20	09/11/20
47	301581047	6,114,554.27	5.07003%	6,114,554.27 5.07003%		10	07/27/20	05/01/20	08/11/20
Totals		68,255,416.45		68,255,416.45
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	10,499.83	0.00	0.00	118,373.12	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	6,355.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	6,045.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	2,104.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	1,936.86	0.00	0.00	19,611.59	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	26,941.19	0.00	0.00	137,984.71	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		164,925.90

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28